Summary of Significant Accounting Policies - Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets [Abstract]
Balance as of January 1	$ 12,796	$ 12,806
(Reversal of provision) Provisions for doubtful accounts
Write offs	(12,752)
Changes due to foreign exchange	(44)	(10)
Balance as of December 31		$ 12,796